Note 36 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Provision of guarantees or collateral to entity, related party transactions	$ 6,538,670	$ 10,688,154
NSGUARD technology inc. [member]
Statement Line Items [Line Items]
Provision of guarantees or collateral to entity, related party transactions	$ 57,393	$ 54,851